Fees Summary	Aug. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,716,000
Previously Paid Amount	0.00
Total Fee Amount	789.38
Total Offset Amount	0.00
Net Fee	789.38
Narrative - Max Aggregate Offering Price	$ 5,716,000
Final Prospectus	true